VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 84.5%
Automobiles &Components: 1.1%
Mahle-Metal Leve SA	26,750	$115,344
Tupy SA *	37,150	172,859
		288,203
Banks: 0.4%
Banco Modal SA *	201,000	105,449
Capital Goods: 2.6%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	213,250	79,460
Armac Locacao Logistica E Servicos SA	45,700	121,401
Iochpe Maxion SA	68,502	161,275
Kepler Weber SA	28,100	111,528
Mills Estruturas e Servicos de Engenharia SA	58,200	119,219
Portobello SA	54,950	104,820
		697,703
Commercial & Professional Services: 1.6%
Ambipar Participacoes e Empreendimentos SA	30,600	155,032
Boa Vista Servicos SA	114,700	125,239
Orizon Valorizacao de Residuos SA *	20,900	154,318
		434,589
Consumer Durables & Apparel: 9.2%
Cury Construtora e Incorporadora SA	65,000	143,270
Cyrela Brazil Realty SA Empreendimentos e Participacoes	183,550	624,383
Direcional Engenharia SA	56,400	176,173
Even Construtora e Incorporadora SA	69,350	88,707
Ez Tec Empreendimentos e Participacoes SA	101,452	399,463
Grendene SA	138,150	181,064
Guararapes Confeccoes SA	59,050	95,674
MRV Engenharia e Participacoes SA	161,450	371,724
Vivara Participacoes SA	75,650	379,908
		2,460,366
Consumer Services: 8.3%
Afya Ltd. * †	20,340	275,810
Anima Holding SA *	154,550	173,621
Arco Platform Ltd. * †	5,943	64,125
Arcos Dorados Holdings, Inc.	52,713	384,278
Cogna Educacao *	1,044,700	569,377
Cruzeiro do Sul Educacional SA	53,100	48,529
CVC Brasil Operadora e Agencia de Viagens SA *	156,283	182,811
YDUQS Participacoes SA	139,800	374,486
Zamp SA *	124,550	159,314
		2,232,351
Diversified Financials: 1.1%
BR Advisory Partners Participacoes SA	32,150	82,665
TC Traders Club SA	66,650	45,468
	Number of Shares	Value
Diversified Financials (continued)
Vinci Partners Investments Ltd. †	15,448	$158,651
		286,784
Energy: 8.6%
3R Petroleum Oleo e Gas SA *	124,050	818,898
AES Brasil Energia SA	165,090	288,292
Enauta Participacoes SA	55,450	149,255
Karoon Energy Ltd. * †	368,921	432,138
Modec, Inc. †	14,100	144,489
Petroreconcavo SA	101,800	472,922
		2,305,994
Food & Staples Retailing: 2.2%
Cia Brasileira de Distribuicao (ADR) †	108,822	385,230
Dimed SA Distribuidora da Medicamentos	66,950	145,955
Empreendimentos Pague Menos SA *	61,800	64,500
		595,685
Food, Beverage & Tobacco: 5.1%
Adecoagro SA †	37,202	308,405
BrasilAgro - Co. Brasileira de Propriedades Agricolas	36,300	203,224
Camil Alimentos SA	62,600	110,129
Jalles Machado SA	86,100	113,803
Minerva SA	198,600	461,676
Tres Tentos Agroindustrial SA	86,350	176,082
		1,373,319
Health Care Equipment & Services: 4.6%
Alliar Medicos A Frente SA *	30,500	118,622
Fleury SA	143,900	471,633
Hospital Mater Dei SA	42,600	68,705
Instituto Hermes Pardini SA	24,650	98,201
Odontoprev SA	150,340	245,255
Oncoclinicas do Brasil Servicos Medicos SA *	110,900	131,369
Qualicorp Consultoria e Corretora de Seguros SA	61,300	92,728
		1,226,513
Insurance: 0.9%
IRB Brasil Resseguros SA *	1,253,600	255,630
Materials: 3.0%
ERO Copper Corp. * †	55,562	614,205
Irani Papel e Embalagem SA	60,000	88,092
Largo, Inc. * †	18,325	97,122
		799,419
Media & Entertainment: 0.6%
Meliuz SA 144A *	445,350	93,291
VTEX *	16,759	62,009
		155,300
Pharmaceuticals, Biotechnology & Life Sciences: 0.5%
Blau Farmaceutica SA	22,500	136,017
Real Estate: 7.5%
Aliansce Sonae Shopping Centers SA	96,188	354,842
BR Malls Participacoes SA	374,650	654,935

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VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Real Estate (continued)
BR Properties SA	98,950	$152,433
Iguatemi SA	130,450	492,360
JHSF Participacoes SA	179,650	246,445
LOG Commercial Properties e Participacoes SA	24,150	110,803
		2,011,818
Retailing: 4.8%
C&A MODAS SA *	75,100	45,664
Grupo SBF SA	69,450	258,908
Lojas Quero Quero SA *	58,600	63,224
Pet Center Comercio e Participacoes SA	218,400	411,751
Via SA *	834,200	493,312
		1,272,859
Semiconductors & Semiconductor Equipment: 1.1%
SMART Global Holdings, Inc. * †	19,480	309,148
Software & Services: 3.0%
Clear Sale SA *	47,050	49,978
Infracommerce CXAAS SA *	136,728	144,475
Locaweb Servicos de Internet SA 144A *	193,800	323,338
Sinqia SA *	44,100	152,059
Sonda SA	343,737	123,556
		793,406
Technology Hardware & Equipment: 1.6%
Ituran Location and Control Ltd.	4,286	100,035
Multilaser Industrial SA	148,500	144,251
Positivo Tecnologia SA	75,000	173,098
		417,384
Telecommunication Services: 1.4%
Brisanet Participacoes SA	56,250	32,013
Oi SA *	3,722,466	269,126
Unifique Telecomunicacoes SA	88,150	71,084
		372,223
Transportation: 7.0%
Azul SA (ADR) * †	59,162	481,579
EcoRodovias Infraestrutura e Logistica SA *	188,990	174,123
Gol Linhas Aereas Inteligentes SA (ADR) * †	73,794	242,782
Hidrovias do Brasil SA *	317,500	139,493
Log-in Logistica Intermodal SA *	11,800	72,077
Movida Participacoes SA	88,200	202,255
Santos Brasil Participacoes SA	330,550	468,157
Sequoia Logistica e Transportes SA *	81,950	91,455
		1,871,921
Utilities: 8.3%
Alupar Investimento SA	159,037	801,914
Cia de Saneamento de Minas Gerais *	132,338	323,832
Cia de Saneamento do Parana	210,300	668,597
Light SA	150,350	150,507
	Number of Shares	Value
Utilities (continued)
Omega Energia SA *	146,602	$279,379
		2,224,229
Total Common Stocks (Cost: $29,372,623)		22,626,310

PREFERRED SECURITIES: 5.7%
Banks: 3.0%
Banco ABC Brasil SA *	50,970	197,479
Banco do Estado do Rio Grande do Sul SA	127,650	278,048
Banco Pan SA	257,350	332,997
		808,524
Capital Goods: 1.4%
Marcopolo SA *	294,859	157,969
Randon SA Implementos e Participacoes	117,000	206,049
		364,018
Information Technology: 1.3%
Cia Ferro Ligas da Bahia	22,150	213,438
Taurus Armas SA	45,300	137,386
		350,824
Total Preferred Securities (Cost: $1,640,033)		1,523,366

CLOSED-END FUNDS: 2.8%
CSHG Logistica FI Imobiliario	16,324	518,981
FII BTG Pactual Corporate Office Fund	17,238	223,019
Total Closed-End Funds (Cost: $799,305)		742,000

EXCHANGE TRADED FUNDS: 7.2%
FII Iridium	25,148	480,224
Fii UBS Br Receb Imob	18,399	304,754
Kinea Indice de Precos FII	49,498	838,677
Maxi Renda FII	157,288	300,327
Total Exchange Traded Funds (Cost: $1,999,170)		1,923,982
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $33,811,131)		26,815,658

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.4%
Money Market Fund: 5.4%

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	Number of Shares	Value
(Cost: $1,435,560)
State Street Navigator Securities Lending Government Money Market Portfolio	1,435,560	$1,435,560
Total Investments: 105.6% (Cost: $35,246,691)		28,251,218
Liabilities in excess of other assets: (5.6)%		(1,496,796)
NET ASSETS: 100.0%		$26,754,422

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,341,516.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $416,629, or 1.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
	7.2%	$1,923,982
Communication Services	2.0	527,522
Consumer Discretionary	23.3	6,253,779
Consumer Staples	7.3	1,969,003
Energy	7.5	2,017,702
Financials	5.4	1,456,388
Health Care	5.1	1,362,530
Industrials	12.8	3,437,209
Information Technology	6.7	1,801,785
Materials	3.0	799,419
Real Estate	10.3	2,753,818
Utilities	9.4	2,512,521
	100.0%	$26,815,658

*	See Schedule of Investments for industry sector breakouts.
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